Debt - Revolving Credit Facility (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) lineOfCredit	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Credit facilities available and undrawn			€ 413.0	$ 485,300,000
Amounts utilized under credit facilities				0
Revolving Credit Facility | ESG-Linked Revolving Credit Facility
Debt Instrument [Line Items]
Credit facilities available and undrawn | €			400.0
Commitment fee calculation basis on applicable margin, percent	35.00%
Commitment fee paid	$ 900,000	$ 800,000
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Interest rate	0.55%
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Interest rate	1.50%
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 1
Debt Instrument [Line Items]
Interest period length	1 month
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 2
Debt Instrument [Line Items]
Interest period length	3 months
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 3
Debt Instrument [Line Items]
Interest period length	6 months
Line of Credit
Debt Instrument [Line Items]
Credit facilities available and undrawn | €			€ 13.0
Number of lines of credit | lineOfCredit	2
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Credit facilities available and undrawn				$ 8,200,000